Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 73.3%
BlackRock Advantage Emerging Markets Fund, Class K	909,842	$11,027,288
BlackRock Tactical Opportunities Fund, Class K	495,088	7,059,957
Diversified Equity Master Portfolio	$53,740,830	53,740,830
International Tilts Master Portfolio	$15,872,614	15,872,614
iShares Developed Real Estate Index Fund, Class K	413,864	4,581,477
iShares MSCI EAFE Small-Cap ETF(b)	90,015	6,698,016

		98,980,182

Fixed-Income Funds — 23.5%
CoreAlpha Bond Master Portfolio	$9,325,767	9,325,767
iShares Core U.S. Aggregate Bond ETF	68,925	7,914,658
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	6,913	919,636
iShares TIPS Bond ETF	55,641	7,104,799
Master Total Return Portfolio	$6,457,546	6,457,546

		31,722,406

Security	Shares	Value

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	6,007,977	$6,010,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	3,182,510	3,182,510

		9,193,491

Total Investments — 103.6% (Cost: $124,744,625)		139,896,079

Liabilities in Excess of Other Assets — (3.6)%		(4,888,498)

Net Assets — 100.0%		$135,007,581

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$9,818,402	$1,852,143		$(212,211)	$21,939	$(452,985)	$11,027,288	909,842	$54,590		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,010,758	(a)	—	223	—	6,010,981	6,007,977	7,776	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,618,846	1,563,664	(a)	—	—	—	3,182,510	3,182,510	289		—
BlackRock Tactical Opportunities Fund, Class K	5,803,574	1,108,674		—	—	147,709	7,059,957	495,088	—		—
CoreAlpha Bond Master Portfolio	7,527,166	1,941,633	(a)	—	(11,392)	(131,640)	9,325,767	$9,325,767	149,337		—
Diversified Equity Master Portfolio	46,138,534	922,595	(a)	—	9,048,658	(2,368,957)	53,740,830	$53,740,830	365,133		—
International Tilts Master Portfolio	13,566,273	1,534,391	(a)	—	1,467,619	(695,669)	15,872,614	$15,872,614	282,067		—
iShares Core U.S. Aggregate Bond ETF	6,556,117	1,547,487		—	—	(188,946)	7,914,658	68,925	86,617		—
iShares Developed Real Estate Index Fund, Class K	4,006,799	235,726		(178,408)	3,900	513,460	4,581,477	413,864	106,766		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	774,357	169,841		—	—	(24,562)	919,636	6,913	13,254		—
iShares MSCI EAFE Small-Cap ETF	5,050,792	1,164,695		—	—	482,529	6,698,016	90,015	58,107		—
iShares TIPS Bond ETF	5,682,723	1,563,761		(157,208)	2,858	12,665	7,104,799	55,641	214,371		—
Master Total Return Portfolio	5,543,138	946,873	(a)	—	48,425	(80,890)	6,457,546	$6,457,546	128,175		—

					$10,582,230	$(2,787,286)	$139,896,079		$1,466,482		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	24	10/15/21	$2,451	$26,725
TOPIX Index	2	12/09/21	365	1,948
S&P/TSE 60 Index	14	12/16/21	2,644	(76,642)
FTSE 100 Index	5	12/17/21	477	5,771
FTSE/MIB Index	17	12/17/21	2,498	(21,787)
MSCI EAFE Index	16	12/17/21	1,814	(80,212)
Russell 2000 E-Mini Index	23	12/17/21	2,531	(51,871)
10-Year U.S. Treasury Note	41	12/21/21	5,400	(55,131)

				(251,199)

Short Contracts
S&P 500 E-Mini Index	10	12/17/21	2,149	92,558
S&P 500 Micro E-Mini Index	15	12/17/21	322	11,430
Ultra U.S. Treasury Bond	13	12/21/21	2,490	62,150
5-Year U.S. Treasury Note	39	12/31/21	4,789	19,942

				186,080

				$(65,119)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	3,421,099	USD	2,699,914	Bank of America N.A.	12/15/21	$1,058
USD	1,520,554	AUD	2,059,962	Morgan Stanley & Co. International PLC	12/15/21	30,815
USD	223,880	EUR	189,000	Morgan Stanley & Co. International PLC	12/15/21	4,628
USD	1,520,865	JPY	167,511,533	Morgan Stanley & Co. International PLC	12/15/21	14,828

						51,329

EUR	3,919,042	USD	4,642,295	Bank of America N.A.	12/15/21	(95,954)
USD	1,504,509	CAD	1,906,357	Morgan Stanley & Co. International PLC	12/15/21	(568)

						(96,522)

						$(45,193)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$29,366,738	$—	$—	$29,366,738
Fixed-Income Funds	15,939,093	—	—	15,939,093
Money Market Funds	9,193,491	—	—	9,193,491

	$54,499,322	$—	$—	54,499,322

Investments Valued at NAV(a)				85,396,757

				$139,896,079

Derivative Financial Instruments(b)
Assets
Equity Contracts	$138,432	$—	$—	$138,432
Foreign Currency Exchange Contracts	—	51,329	—	51,329
Interest Rate Contracts	82,092	—	—	82,092
Liabilities
Equity Contracts	(230,512)	—	—	(230,512)
Foreign Currency Exchange Contracts	—	(96,522)	—	(96,522)
Interest Rate Contracts	(55,131)	—	—	(55,131)

	$(65,119)	$(45,193)	$—	$(110,312)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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